Acquisition And Disposition Activities (Schedule Of Consideration And Net Assets Acquired) (Details) - USD ($) $ in Millions	Aug. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Indemnification assets	$ 455.4	$ 414.8
Deposits		(32,782.2)	$ (15,849.8)
Goodwill		$ 1,198.3	$ 571.3	$ 334.6
OneWest Bank [Member]
Business Acquisition [Line Items]
Purchase price	3,391.6
Cash and interest bearing deposits	4,411.6
Investment securities	1,297.3
Assets held for sale	20.4
Loans HFI	13,565.6
Indemnification assets	455.4
Other assets	722.3
Assets of discontinued operations	524.4
Deposits	(14,533.3)
Borrowings	(2,970.3)
Other liabilities	(221.1)
Liabilities of discontinued operations	(708.4)
Total fair value of identifiable net assets	2,563.9
Intangible assets	164.7
Goodwill	663.0
OneWest Bank [Member] | As Reported [Member]
Business Acquisition [Line Items]
Purchase price	3,391.6
Cash and interest bearing deposits	4,411.6
Investment securities	1,297.3
Assets held for sale	20.4
Loans HFI	13,598.3
Indemnification assets	480.7
Other assets	676.6
Assets of discontinued operations	524.4
Deposits	(14,533.3)
Borrowings	(2,970.3)
Other liabilities	(221.1)
Liabilities of discontinued operations	(676.9)
Total fair value of identifiable net assets	2,607.7
Intangible assets	185.9
Goodwill	598.0
OneWest Bank [Member] | Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Loans HFI	(32.7)
Indemnification assets	(25.3)
Other assets	45.7
Liabilities of discontinued operations	(31.5)
Total fair value of identifiable net assets	(43.8)
Intangible assets	(21.2)
Goodwill	$ 65.0